Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Revenue generated	¥ 95,821	¥ 59,953	¥ 29,564
Amount due from related parties	68,984	40,935		$ 10,825
Amounts due to related parties	73,794	44,997		$ 11,580
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Amount due from related parties	24,581	16,919
Amounts due to related parties	48,767	36,114
Alibaba Group Holding Limited [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	752,833	671,468	655,614
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	72,459	88,962	92,887
Alibaba Group Holding Limited [Member] | Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated	33	1,295	21,539
Alibaba Group Holding Limited [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	12,313	21,418	29
Alibaba Group Holding Limited [Member] | Commission Fees [Member]
Related Party Transaction [Line Items]
Fees paid	283	625	245
Ahead (Shanghai) Trade Co., Ltd [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated			4
Ahead (Shanghai) Trade Co., Ltd [Member] | Commission Fees [Member]
Related Party Transaction [Line Items]
Fees paid			298
Amounts due from BCJ [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid			2,700
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)
Related Party Transaction [Line Items]
Amount due from related parties	0	877
Beijing Pengtai Baozun E-commerce Co., Ltd. (1) | I T Service [Member]
Related Party Transaction [Line Items]
Revenue generated	2,062	4,296	4,053
Hangzhou Juxi Technology Co., Ltd. (3)
Related Party Transaction [Line Items]
Amounts due to related parties	246	6,215
Hangzhou Juxi Technology Co., Ltd. (3) | Outsourcing Labor Cost [Member]
Related Party Transaction [Line Items]
Fees paid	15,167	17,996	7,326
Signify Lighting Technology (Shanghai) Co., Ltd.
Related Party Transaction [Line Items]
Amount due from related parties	4,705	17,054
Signify Lighting Technology (Shanghai) Co., Ltd. | Warehousing Service Revenue [Member]
Related Party Transaction [Line Items]
Revenue generated	2,787	8,078
Signify Lighting Technology (Shanghai) Co., Ltd. | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	6,160	20,735
Signify Lighting Technology (Shanghai) Co., Ltd. | I T Service [Member]
Related Party Transaction [Line Items]
Revenue generated	12	429
Shanghai Kewei E-commerce Co., Ltd.
Related Party Transaction [Line Items]
Amount due from related parties	8,800	3,077
Shanghai Kewei E-commerce Co., Ltd. | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	26,986	2,141
Shanghai Kewei E-commerce Co., Ltd. | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	1,565	3,702
Shanghai Misako E-commerce Limited [Member] | Store Operation Service [Member]
Related Party Transaction [Line Items]
Revenue generated	0	0	¥ 1,239
Hangzhou Baichen Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	496	844
Hangzhou Baichen Technology Co., Ltd. | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	6,230	3,849
Zunrui (Nantong) E-commerce Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	0	3,008
Zunrui (Nantong) E-commerce Co., Ltd. [Member] | Outsourcing Labor Cost [Member]
Related Party Transaction [Line Items]
Fees paid	10,273	3,976
Jiangsu Shanggao Supply Chain Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	466	1,824
Jiangsu Shanggao Supply Chain Co., Ltd. | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	330	5,810
Hunan Leier Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	456	0
Hunan Leier Media Co., Ltd. [Member] | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	466
Hangzhou Dajing Guangtong Network Technology Co., Ltd. (4)
Related Party Transaction [Line Items]
Amounts due to related parties	134	0
Hangzhou Dajing Guangtong Network Technology Co., Ltd. (4) | Marketing and Platform Service [Member]
Related Party Transaction [Line Items]
Fees paid	665
Jiangsu Creaway Supply Chain Management Co., Ltd.
Related Party Transaction [Line Items]
Amount due from related parties	30,898	0
Amounts due to related parties	23,229	¥ 0
Jiangsu Creaway Supply Chain Management Co., Ltd. | Logistic Service [Member]
Related Party Transaction [Line Items]
Revenue generated	2,333
Revenues collected	68,556
Fees paid	2,244
Service fees advanced	¥ 57,904